Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 832,422	$ 895,479	$ 529,877
Revenue - related party	61,569
Total revenue	893,991	895,479	529,877
Cost of revenue	319,108	385,820	347,726
Gross profit	574,883	509,659	182,151
Operating expenses:
Sales and marketing	6,581,333	6,158,477	6,396,906
Research and development	5,839,033	9,590,393	5,019,366
General and administrative	6,572,765	11,405,471	15,209,919
Restructuring expense	277,160
Total operating expenses	19,270,291	27,154,341	26,626,191
Loss from operations	(18,695,408)	(26,644,682)	(26,444,040)
Other income (expense)
Other income	183,466	601,421	411,417
Gain on sale of subsidiary	28,328
Change in fair value of convertible debt	(2,052,000)	661,000
Gain on debt forgiveness – related party		48,677
Finance expense		(250,000)
Interest expense	(1,047,900)	(522,400)	(242,020)
Interest expense - RP	(27,332)	(37,181)	(47,304)
Other expense	(39,817)	(152,562)	(65,389)
Total other income (expense)	(2,955,255)	348,955	56,704
Income (loss) before income tax	(21,650,663)	(26,295,727)	(26,387,336)
Income taxes provision
Net loss	(21,650,663)	(26,295,727)	(26,387,336)
Foreign currency translation gain (loss)	(104,560)	(504,494)	49,703
Comprehensive loss	$ (21,755,223)	$ (26,800,221)	$ (26,337,633)
Basic loss per ordinary share (in Dollars per share)	$ (22.36)	$ (64.76)	$ (74.55)
Diluted loss per ordinary share (in Dollars per share)	$ (22.36)	$ (64.76)	$ (74.55)
Weighted average number of ordinary shares outstanding (in Shares)	968,234	406,058	353,937